LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES

7.	Leases

The Company adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. The Company elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. In addition, adoption of the new standard resulted in the recording of right of use assets and associated lease liabilities of approximately $1 million each as of January 1, 2019.

Operating lease expense for the years ended December 31, 2019, 2018 and 2017 was $408,410, $387,191 and $314,718, respectively.

Supplemental balance sheet information related to leases is as follows:

	Location on Face of	December 31,
	Balance Sheet	2019
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$679,850

Current operating lease liabilities	Operating lease liabilities - current	$313,460
Noncurrent operating lease liabilities	Operating lease liabilities	372,051
Total operating lease liabilities		$685,511

Weighted average remaining lease term (in years):
Operating leases		1.9

Weighted discount rate:
Operating leases		4.72%

Maturities of lease liabilities were as follows:

For the year ended December 31,	Operating lease

2020	$339,136
2021	319,959
2022	51,189
2023	13,613
Total	$723,897
Less: amount representing interest	38,386
Present value of future minimum lease payments	685,511
Less: Current obligations	313,460
Long-term obligations	$372,051

As of December 31, 2019, the Company has additional operating lease commitments that have not yet commenced of approximately $40,681.